Borrowings - Debt Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Non Current Borrowings	$ 2,401,471	$ 2,017,090
Current Borrowings	207,619	186,119
Borrowings	2,609,090	2,203,209	$ 2,055,878	$ 1,897,774
Senior Notes
Borrowings
Non Current Borrowings	1,916,062	1,428,398
Current Borrowings	27,195	32,352
Bank borrowings
Borrowings
Non Current Borrowings	485,409	588,692
Current Borrowings	177,216	$ 153,767
Bank overdraft
Borrowings
Current Borrowings	$ 3,208